PROVISIONS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
PROVISIONS AND CONTINGENT LIABILITIES	PROVISIONS AND CONTINGENT LIABILITIES
Accounting policy
Provisions, contingent assets and liabilities, legal obligations, and court-mandated escrow deposit
A provision is recognized when the Company has a present obligation (legally or constructive) arising from past events, it is more likely than not that there will be an outflow of economic benefits, and the amount can be estimated reliably.
As for tax matters, a provision is recognized when Management, based on its assessment and assistance of legal advisors, concludes that the tax positions adopted in the calculation of these taxes for periods subject to tax inspection, or in administrative or judicial discussions, will result in a probable loss in decisions of superior courts of last instance.
Contingent liabilities are possible obligations arising from past events and their existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not fully under the entity’s control; or a present obligation that results from past events but that is not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or the value of the obligation cannot be measured with sufficient reliability.
Legal obligations relate to tax payables under Brazilian law for which the Company has accrued the corresponding liability but initiated legal disputes challenging their applicability. Such tax liabilities under discussion are fully recognized as tax payable.
Contingent assets are not recognized but disclosed when the inflow of economic benefits is probable. If it has become virtually certain that an inflow of economic benefits will arise, the asset and the related income are recognized in the financial statements of the period in which the change occurs.
Court-mandated escrow deposits are presented as other assets and are measured at the amount deposited, adjusted for interest or monetary updates, when applicable, in accordance with applicable legislation.
Product warranties
An estimate for aircraft warranty expenditure is recognized when the aircraft is delivered. The estimates are based on historical data that includes, among others, warranty claims and related repair or replacement costs, warranties given by the suppliers, contractual coverage period and warranty patterns for new aircraft, for which the Company expects higher warranty costs in the launch of new models until the production process matures and increases the platform in service period. The coverage period varies from 3 to 6 years.
The Company may be required to modify the product to meet the requirements of the certification authorities, or after delivery, due to improvements or to the aircraft’s performance. The costs of such modifications are recognized when the new requirements or improvements are requested and known.
Management periodically monitors the history of use and evolution of the product warranty, and, if appropriate, reviews the estimate.
The product warranties provision is recognized in profit or loss as cost of goods and services sold.
23.1Provision

	Note	12.31.2024	Additions	Usages	Reversals	Interests	Translation adjustments	12.31.2025
Product warranties		78.9	56.6	(44.9)	(17.1)	—	—	73.5
Provision of third-party materials		44.4	9.0	—	—	—	—	53.4
Provision for contractual obligations		43.7	4.8	(1.6)	(1.0)	—	—	45.9
Provisions for labor, taxes and civil claims	23.1.1	41.1	11.3	(6.5)	(9.9)	5.4	5.1	46.5
Post retirement benefits	24.1	34.4	—	(1.9)	(1.3)	3.7	4.4	39.3
Taxes		28.8	7.3	(10.7)	(0.2)	—	3.9	29.1
Contractual Obligations to Customers		—	35.1	(0.2)	(0.4)	—	—	34.5
Others		22.6	44.0	(22.2)	(23.5)	0.1	1.6	22.6
		293.9	168.1	(88.0)	(53.4)	9.2	15.0	344.8
Current		90.2						127.6
Non-current		203.7						217.2
The amounts provisioned reflect the Company’s best estimate of the outflow of resources expected to be required to settle the obligation.
23.1.1Labor, tax and civil provisions

		12.31.2025	12.31.2024
Tax related
PIS and COFINS	(i)	4.2	3.2
Social security contributions	(ii)	2.0	1.6
Import taxes	(iii)	0.7	0.6
IOF	(iv)	4.1	3.3
Others		1.6	1.6
		12.6	10.3
Labor related
Reintegration		14.4	12.5
Overtime		4.6	4.7
Hazard pay		0.9	1.4
Unhealthy conditions		4.2	4.0
Indemnity		2.4	2.6
Third parties		0.4	0.4
Others		0.3	0.2
Collective proceedings, public civil action and rescissory action		6.6	4.9
		33.8	30.7
Civil related
Indemnity		0.1	0.1
		0.1	0.1
		46.5	41.1
Current		10.3	8.5
Non-current		36.2	32.6
The following discloses certain tax issues administratively or judicially, the most relevant of which are:
(i) Compensation of Programa de Integração Social (Brazilian “PIS”) and Contribuição para o Financiamento da Seguridade Social (Brazilian “COFINS”) credits of different periods under the non-cumulative regime.
(ii) Withholding of 11% social contribution to the Instituto Nacional do Seguro Social (Brazilian “INSS”) to be applied on payments for hiring third parties.
(iii) Import tax resulting from differences regarding the tax classification of certain products.
(iv) Tax assessment to claim Imposto Sobre Operações Financeiras (Brazilian “IOF”) on loan remittances abroad.
23.2Contingent liabilities
23.2.1Tax processes
Contingent tax liabilities related to administrative and judicial proceedings whose probability of loss is considered possible are presented as follows:

		12.31.2025	12.31.2024
ISS	(i)	83.7	72.3
Social Security	(ii)	68.1	56.6
PIS e COFINS	(iii)	40.5	30.2
Others	(iv)	17.7	13.4
		210.0	172.5
The main amounts presented above, updated by SELIC rate, substantially correspond to:
(i)Judicial proceeding initiated by the Municipality of São José dos Campos to collect Services Tax (“ISS”) related to amounts allegedly due for the period from July 2010 to July 2015, which is pending a first‑instance decision.
(ii)Judicial proceeding seeking the recognition of the Company’s right to calculate the Social Security Contribution on Gross Revenue in accordance with Law No. 12,546/2011, for the period from July to December 2017.
(iii)Non-approved compensations requests, relating to various administrative processes at different stages.
(iv)ICMS-DIFAL (Brazilian VAT) and other charges.
23.2.2Labor processes
As of December 31, 2025, the Company has contingent liabilities related to several labor lawsuits totaling US$15.4 (2024: US$14.4).
23.2.3Conviasa
The Company is involved in a legal dispute with Consorcio Venezolano de Industrias Aeronáuticas y Servicios Aéreos (“Conviasa”), a Venezuelan state‑owned airline, which alleges that Embraer breached contractual obligations that allegedly should have been performed to ensure compliance with U.S. export control and sanctions regulations.
The amount in dispute has not yet been determined, as Conviasa must still present evidence and documentation to support the alleged damages. The litigation remains at an early stage, and Management, based on its assessment and supported by its legal counsel, has concluded that the likelihood of loss is possible. The case was taken up by the Supreme Court of Justice of Venezuela in October 2024, with no subsequent developments.
23.2.4FCPA investigations developments
Several individuals and entities are defendants in a criminal case in India related to the sale by Embraer of three aircraft AEW EMB-145 to the Indian Defense Research & Development Organization. Such transaction has been investigated and its results have been the subject of a settlement agreement between Embraer and the Brazilian and U.S. authorities in October 2016, related to civil and criminal violations of the Foreign Corrupt Practices Act or FCPA. The Directorate of Enforcement in India initiated a criminal case against Embraer and some of its subsidiaries, as well as other individuals and entities not related to Embraer. Embraer and its subsidiary ECC Investment Switzerland AG are parties to this criminal case, were served in November 2021 and are duly represented on the records.
As of December 31, 2025, the Company believes that there is no adequate basis for estimating provisions or quantifying possible contingencies related to the procedures and developments mentioned herein.
23.2.5Civil Inquiry - Federal Public Prosecutor's Office
The Federal Public Prosecutor's Office has opened a civil investigation to investigate Embraer's possible collaboration with the Brazilian dictatorial regime (1964 to 1985) during the period when Embraer was a state-owned company under the control of the Brazilian government.
Considering that the aforementioned investigation is in its initial phase and, therefore, there is insufficient evidence for a reasonable assessment of possible developments, the Company understands that, at this time, there is no adequate basis to estimate provisions or quantify possible contingencies related to the matter.
23.2.6 Litigation in Delaware
In March 2025, a shareholder derivative action captioned Taylor v. Embraer Aircraft Holding, Inc., et al was filed in the Court of Chancery of the State of Delaware, against Embraer Aircraft Holding “EAH” and Eve Holding’s directors and executive officers, asserting breach of fiduciary duty claims related to the private placement of common stock and warrants that were issued in September 2024. As of the date of this report, the case is suspended (stay) while the Delaware Supreme Court review the constitutionality of the amended Delaware law in discussion in the case. Considering the case current stage, the Company understands that, at this moment, there is no adequate basis to estimate provisions or quantify possible contingencies.